TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION [Abstract]
TAXATION
23.	TAXATION

The subsidiaries of the Group incorporated in the Cayman Islands and British Virgin Islands (“BVI”) are not subject to tax on income or capital gain. In addition, payments of dividends by the Group to its shareholders are not subject to withholding tax in the Cayman Islands.

The subsidiaries of the Group incorporated in other countries are subject to income tax pursuant to the rules and regulations of their respective countries of incorporation.

The provisions for income taxes for the years ended December 31, 2024, 2023 and 2022 are summarized as follows:

	Years ended December 31,
In thousands of USD	2024	2023	2022
Current income tax (benefits) / expenses	3,672	11,825	(8,244)
Deferred income tax (benefits) / expenses	(6,115)	(6,140)	3,844
Total	(2,443)	5,685	(4,400)

The reconciliation between the income tax benefits / (expenses) calculated by applying the applicable tax rate of 17% to the profit / (loss) before income tax and the net income tax benefits / (expenses) as shown in the statements of operations and comprehensive income / (loss) for the years ended December 31, 2024, 2023 and 2022 is as follows.

	Years ended December 31,
	2024	2023	2022
Statutory income tax rate	17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose	(14.70%)	(24.21%)	(22.71%)
Effect of income tax difference under different tax jurisdictions	(0.77%)	0.53%	(4.03%)
Effect of tax losses not recognized in deferred tax assets	(1.07%)	0.49%	0.75%
Prior year true-ups	(0.16%)	(5.06%)	16.05%
Effect of non-taxable income	0.05%	-	-
Others	0.06%	0.10%	(0.27%)
Total	0.41%	(11.15%)	6.79%

Deferred tax assets / (liabilities) as of December 31, 2024 and 2023 comprise the following:

	At December 31,
In thousands of USD	2024	2023
Deferred tax assets
Net operating losses	1	136
Share-based payments	3,925	3,573
Deferred revenue	4,184	4,184
Property, plant and equipment, intangible assets and right-of-use assets	2,520	1,120
Impairment charges	69	-
Total deferred tax assets	10,699	9,013
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(4,479)	(8,022)
Deferred tax assets	6,220	991
Deferred tax liabilities
Property, plant and equipment and intangible assets	(21,093)	(9,642)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	4,479	8,022
Deferred tax liabilities	(16,614)	(1,620)

Net deferred tax liabilities	(10,394)	(629)

The movements in the net deferred tax assets / (liabilities) during the years ended December 31, 2024, 2023 and 2022 are as follows:

In thousands of USD	January 1, 2024	Recognized in profit or loss	Acquired through the business combinations (Note 6)	December 31, 2024
Tax losses carried forward	136	(135)	-	1
Share-based payments	3,573	352	-	3,925
Deferred revenue	4,184	-	-	4,184
Property, plant and equipment, intangible assets and right-of-use assets	(8,522)	5,829	(15,880)	(18,573)
Impairment charges	-	69	-	69
Net deferred tax assets / (liabilities)	(629)	6,115	(15,880)	(10,394)

In thousands of USD	January 1, 2023	Recognized in profit or loss	December 31, 2023
Tax losses carried forward	4,324	(4,188)	136
Share-based payments	2,672	901	3,573
Deferred revenue	-	4,184	4,184
Property, plant and equipment, intangible assets and right-of-use assets	(13,765)	5,243	(8,522)
Net deferred tax assets / (liabilities)	(6,769)	6,140	(629)

In thousands of USD	January 1, 2022	Recognized in profit or loss	December 31, 2022
Tax losses carried forward	4,362	(38)	4,324
Share-based payments	-	2,672	2,672
Property, plant and equipment	(7,287)	(6,478)	(13,765)
Net deferred tax liabilities	(2,925)	(3,844)	(6,769)

The Group has not recognized deductible temporary differences and a portion of the tax loss carry forward because the criteria for recognition (i.e., the probability of future taxable profits) were not met. The amount of such unused tax losses will expire as follows:

Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
Singapore	59,689	Indefinitely
United States	19,272	Indefinitely
Hong Kong	4,775	Indefinitely
Bhutan	229	2027
Netherlands	14	Indefinitely
Thailand	4	2028
Total	83,983